Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The amounts recognized in the balance sheet are as follows:

(in thousands of USD)	December 31, 2023	December 31, 2022	December 31, 2021
NET LIABILITY AT BEGINNING OF PERIOD	(1,635)	(6,839)	(7,987)
Recognized in profit or loss	140	2,594	(621)
Recognized in other comprehensive income	(116)	942	1,453
Foreign currency translation differences	(57)	184	316
Reclassification equity-settled LTIPs	—	1,484	—
NET LIABILITY AT END OF PERIOD	(1,669)	(1,635)	(6,839)

Present value of funded obligation	(5,330)	(4,595)	(4,865)
Fair value of plan assets	5,173	4,434	4,224
	(157)	(161)	(641)
Present value of unfunded obligations	(1,512)	(1,474)	(6,198)
NET LIABILITY	(1,669)	(1,635)	(6,839)

Amounts in the balance sheet:
Liabilities	(1,669)	(1,635)	(6,839)
Assets	—	—	—
NET LIABILITY	(1,669)	(1,635)	(6,839)